UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Large Cap Value Fund
(Institutional Class, Investor Class and Investor II Class)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2021 (unaudited)
Sector	Percentage of Fund Investments
Financial	25.08%
Consumer, Non-cyclical	21.57
Industrial	10.61
Consumer, Cyclical	9.53
Technology	8.94
Utilities	6.53
Energy	6.46
Communications	5.47
Basic Materials	4.72
Government Money Market Mutual Funds	0.38
Short Term Investments	0.71
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,186.00	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.06
Investor Class
Actual	$1,000.00	$1,182.70	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81
Investor II Class
Actual	$1,000.00	$1,183.90	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Institutional Class, 0.96% for the Investor Class and 0.81% for the Investor II Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.65%
21,975	Akzo Nobel NV	$ 2,720,958
268,613	CF Industries Holdings Inc	13,820,139
179,513	Dow Inc	11,359,583
93,741	DuPont de Nemours Inc	7,256,491
389,600	Freeport-McMoRan Inc	14,458,056
48,886	International Flavors & Fragrances Inc	7,303,568
235,505	International Paper Co	14,438,812
7,972	PPG Industries Inc	1,353,406
6,954	Sherwin-Williams Co	1,894,617
		74,605,630
Communications — 4.92%
86,563	AT&T Inc	2,491,283
19,277	Charter Communications Inc Class A(a)	13,907,392
133,157	Cisco Systems Inc	7,057,321
438,450	Comcast Corp Class A	25,000,419
153,100	Fox Corp Class B	5,389,120
361,261	News Corp Class A	9,309,696
51,400	T-Mobile US Inc(a)	7,444,262
27,160	Verizon Communications Inc	1,521,775
38,328	Walt Disney Co(a)	6,736,912
		78,858,180
Consumer, Cyclical — 8.85%
16,883	Alaska Air Group Inc(a)	1,018,214
159,600	Aramark	5,945,100
217,791	BJ's Wholesale Club Holdings Inc(a)	10,362,496
2,700	Cummins Inc	658,287
313,722	General Motors Co(a)	18,562,931
67,310	Hilton Worldwide Holdings Inc(a)	8,118,932
103,747	Kohl's Corp	5,717,497
136,704	Las Vegas Sands Corp(a)	7,202,934
251,094	Mattel Inc(a)	5,046,989
6,338	McDonald's Corp	1,464,014
15,800	O'Reilly Automotive Inc(a)	8,946,118
31,316	PACCAR Inc	2,794,953
165,959	PulteGroup Inc	9,056,383
294,201	Southwest Airlines Co(a)	15,619,131
54,600	Target Corp	13,199,004
66,478	TJX Cos Inc	4,481,947
167,871	Walmart Inc	23,673,168
		141,868,098
Consumer, Non-Cyclical — 20.75%
241,612	AbbVie Inc	27,215,176
61,350	Altria Group Inc	2,925,168
76,983	Anthem Inc	29,392,109
187,084	AstraZeneca PLC Sponsored ADR(b)	11,206,332
47,747	Becton Dickinson and Co(b)	11,611,593
7,729	Biogen Inc(a)	2,676,321
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
22,154	Bunge Ltd	$ 1,731,335
44,311	Cardinal Health Inc	2,529,715
27,900	Centene Corp(a)	2,034,747
17,461	Cigna Corp	4,139,479
78,971	Coca-Cola Co	4,273,121
252,808	Conagra Brands Inc	9,197,155
222,100	Corteva Inc	9,850,135
124,069	CVS Health Corp	10,352,317
27,377	Danaher Corp(b)	7,346,892
48,507	Eli Lilly & Co	11,133,327
41,742	Gilead Sciences Inc	2,874,354
66,205	GlaxoSmithKline PLC	1,301,345
149,995	Johnson & Johnson	24,710,176
156,281	Keurig Dr Pepper Inc	5,507,342
70,951	Kimberly-Clark Corp	9,491,825
96,314	Medtronic PLC	11,955,457
167,940	Merck & Co Inc	13,060,694
6,757	Mondelez International Inc Class A	421,907
237,207	Nielsen Holdings PLC	5,851,897
13,623	Organon & Co(a)	412,232
56,698	PepsiCo Inc	8,400,943
270,962	Pfizer Inc	10,610,872
99,312	Philip Morris International Inc	9,842,812
80,723	Procter & Gamble Co	10,891,954
27,600	Regeneron Pharmaceuticals Inc(a)	15,415,704
116,649	Sanofi	12,255,419
24,996	Sanofi ADR	1,316,289
17,800	Thermo Fisher Scientific Inc	8,979,566
176,055	Tyson Foods Inc Class A	12,985,817
35,979	United Rentals Inc(a)	11,477,661
7,920	UnitedHealth Group Inc	3,171,485
24,950	Zimmer Biomet Holdings Inc	4,012,459
		332,563,132
Energy — 6.37%
16,426	Chevron Corp	1,720,459
227,132	ConocoPhillips	13,832,339
236,426	Enterprise Products Partners LP	5,704,959
135,131	EOG Resources Inc	11,275,331
252,729	Exxon Mobil Corp	15,942,145
249,809	Halliburton Co	5,775,584
13,679	Hess Corp	1,194,450
49,508	Occidental Petroleum Corp	1,548,115
490,518	Royal Dutch Shell PLC Class A	9,911,140
57,295	Targa Resources Corp	2,546,763
118,823	TC Energy Corp(b)	5,879,802
279,013	TotalEnergies SE	12,639,762
58,483	TotalEnergies SE Sponsored ADR	2,646,941
146,658	Valero Energy Corp	11,451,057
		102,068,847

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Financial — 24.71%
490,913	American International Group Inc	$ 23,367,459
29,277	American Tower Corp REIT	7,908,889
115,500	Apollo Global Management Inc	7,184,100
198,428	Assured Guaranty Ltd	9,421,361
249,921	AXA SA	6,346,065
777,489	Bank of America Corp	32,055,872
86,014	Bank of New York Mellon Corp	4,406,497
75,712	Boston Properties Inc REIT	8,675,838
47,114	Capital One Financial Corp	7,288,065
55,715	Charles Schwab Corp	4,056,609
88,422	Chubb Ltd	14,053,793
335,084	Citigroup Inc	23,707,193
74,968	Citizens Financial Group Inc	3,438,782
11,300	CyrusOne Inc REIT	808,176
285,567	Equitable Holdings Inc	8,695,515
140,174	Equity Residential REIT	10,793,398
321,166	Fifth Third Bancorp	12,278,176
58,283	Franklin Resources Inc	1,864,473
220,432	Gaming and Leisure Properties Inc REIT	10,212,615
54,371	Goldman Sachs Group Inc	20,635,426
33,400	Hartford Financial Services Group Inc	2,069,798
424,945	Huntington Bancshares Inc	6,063,965
214,293	JPMorgan Chase & Co	33,331,133
197,096	KeyCorp	4,070,032
223,209	Loews Corp	12,198,372
15,187	Marsh & McLennan Cos Inc	2,136,507
270,546	MetLife Inc	16,192,178
126,670	Morgan Stanley	11,614,372
100,455	PNC Financial Services Group Inc	19,162,796
308,635	Radian Group Inc	6,867,129
36,130	Raymond James Financial Inc	4,693,287
160,424	Rayonier Inc REIT	5,764,034
123,535	State Street Corp	10,164,460
654,847	Wells Fargo & Co	29,658,021
33,812	Welltower Inc REIT	2,809,777
350,947	Weyerhaeuser Co REIT	12,079,596
		396,073,759
Industrial — 10.45%
8,151	3M Co	1,619,033
2,943	Airbus SE(a)	379,213
36,832	Boeing Co(a)	8,823,474
9,201	Caterpillar Inc	2,002,414
200,193	CRH PLC	10,124,001
59,638	Eaton Corp PLC	8,837,159
18,596	Flowserve Corp	749,791
60,649	Fortune Brands Home & Security Inc	6,041,247
1,839,418	General Electric Co	24,758,566
27,719	Honeywell International Inc	6,080,163
Shares		Fair Value
Industrial — (continued)
173,274	Johnson Controls International PLC	$ 11,891,795
55,598	L3Harris Technologies Inc	12,017,508
38,511	Northrop Grumman Corp	13,996,053
97,447	Raytheon Technologies Corp	8,313,203
11,806	Siemens AG	1,874,538
20,875	Snap-on Inc	4,664,101
74,110	Stericycle Inc(a)	5,302,570
16,956	TE Connectivity Ltd	2,292,621
51,565	Union Pacific Corp	11,340,690
96,816	United Parcel Service Inc Class B	20,134,823
194,860	Vontier Corp	6,348,539
		167,591,502
Technology — 8.80%
89,787	Activision Blizzard Inc	8,569,271
70,933	Applied Materials Inc	10,100,859
58,003	Citrix Systems Inc	6,802,012
89,303	Fidelity National Information Services Inc	12,651,556
138,719	Microsoft Corp	37,578,977
44,944	NXP Semiconductors NV	9,245,880
113,900	Oracle Corp	8,865,976
225,080	QUALCOMM Inc	32,170,685
78,811	Texas Instruments Inc	15,155,355
		141,140,571
Utilities — 5.90%
123,644	Ameren Corp	9,896,466
107,998	American Electric Power Co Inc	9,135,551
33,459	Dominion Energy Inc	2,461,578
59,177	Edison International	3,421,614
21,994	Entergy Corp	2,192,802
254,548	Exelon Corp	11,279,022
59,418	NextEra Energy Inc	4,354,151
385,528	NiSource Inc	9,445,436
316,886	NRG Energy Inc	12,770,506
87,639	Sempra Energy	11,610,414
297,325	Southern Co	17,991,136
		94,558,676
TOTAL COMMON STOCK — 95.40% (Cost $1,122,313,781)		$1,529,328,395
CONVERTIBLE PREFERRED STOCK
Communications — 0.46%
5,936	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	7,479,835

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 0.51%
52,397	Becton Dickinson and Co 6.00%	$ 2,803,763
3,645	Danaher Corp 5.00%	5,334,458
		8,138,221
Utilities — 0.53%
47,619	NextEra Energy Inc 5.28%	2,317,141
20,196	NiSource Inc 7.75%	2,075,543
10,177	Sempra Energy 6.75%	996,430
61,753	Southern Co 6.75%	3,105,558
		8,494,672
TOTAL CONVERTIBLE PREFERRED STOCK — 1.50% (Cost $20,849,763)		$ 24,112,728
PREFERRED STOCK
Consumer, Cyclical — 0.54%
34,567	Volkswagen AG	8,667,016
TOTAL PREFERRED STOCK — 0.54% (Cost $6,052,507)		$ 8,667,016
WARRANTS
Energy — 0.00%(d)
3,155	Occidental Petroleum Corp(a)	29,247
TOTAL WARRANTS — 0.00%(d) (Cost $0)		$ 29,247
GOVERNMENT MONEY MARKET MUTUAL FUNDS
452,000	BlackRock FedFund Institutional Class(e), 0.03%(f)	452,000
787,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.01%(f)	787,000
1,131,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.02%(f)	1,131,000
1,418,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.03%(f)	1,418,000
1,424,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.03%(f)	1,424,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
730,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(e), 0.03%(f)	$ 730,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.37% (Cost $5,942,000)		$ 5,942,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.70%
$4,061,844	Undivided interest of 4.86% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $4,061,844 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(e)	4,061,844
4,061,844	Undivided interest of 4.96% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $4,061,844 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(e)	4,061,844

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,578,969	Undivided interest of 8.02% in a repurchase agreement (principal amount/value $19,684,857 with a maturity value of $19,684,884) with Bank of America Securities Inc, 0.05%, dated 6/30/21 to be repurchased at $1,578,969 on 7/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 8.50%, 7/15/21 - 1/15/60, with a value of $20,078,554.(e)	$ 1,578,969
1,457,927	Undivided interest of 9.86% in a repurchase agreement (principal amount/value $14,779,156 with a maturity value of $14,779,177) with Morgan Stanley & Co LLC, 0.05%, dated 6/30/21 to be repurchased at $1,457,927 on 7/1/21 collateralized by various U.S. Government Agency securities, 0.00% - 8.00%, 12/1/23 - 7/1/51, with a value of $15,074,739.(e)	1,457,927
TOTAL SHORT TERM INVESTMENTS — 0.70% (Cost $11,160,584)		$ 11,160,584
TOTAL INVESTMENTS — 98.51% (Cost $1,166,318,635)		$1,579,239,970
OTHER ASSETS & LIABILITIES, NET — 1.49%		$ 23,866,448
TOTAL NET ASSETS — 100.00%		$1,603,106,418
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2021.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of June 30, 2021.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
At June 30, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	EUR	1,485,000	USD	1,813,290	September 15, 2021	$(49,363)
BB	USD	411,708	GBP	291,000	September 15, 2021	9,142
CIT	USD	4,386,790	EUR	3,592,000	September 15, 2021	120,108
CIT	USD	13,398,091	GBP	9,471,700	September 15, 2021	295,044
GS	USD	1,183,022	GBP	836,200	September 15, 2021	26,232
HSB	USD	11,512,665	EUR	9,427,600	September 15, 2021	314,287
HSB	USD	1,194,397	GBP	844,300	September 15, 2021	26,402
MS	EUR	463,100	USD	565,519	September 15, 2021	(15,435)
RBS	USD	1,183,218	GBP	836,300	September 15, 2021	26,290
SSB	USD	4,303,735	EUR	3,524,500	September 15, 2021	117,232
SSB	USD	2,143,057	GBP	1,518,300	September 15, 2021	42,657
UBS	GBP	2,754,500	USD	3,896,882	September 15, 2021	(86,337)
UBS	USD	3,330,901	EUR	2,728,100	September 15, 2021	90,384
WES	USD	1,164,784	EUR	953,800	September 15, 2021	31,833
					Net Appreciation	$948,476
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West Large Cap Value Fund
ASSETS:
Investments in securities, fair value (including $16,625,403 of securities on loan)(a)	$1,568,079,386
Repurchase agreements, fair value(b)	11,160,584
Cash	107,419,132
Cash denominated in foreign currencies, fair value(c)	1,171,959
Dividends receivable	1,432,895
Subscriptions receivable	2,559,901
Receivable for investments sold	459,312
Unrealized appreciation on forward foreign currency contracts	1,099,611
Total Assets	1,693,382,780
LIABILITIES:
Payable for director fees	2,935
Payable for investments purchased	66,189,304
Payable for other accrued fees	92,699
Payable for shareholder services fees	113,846
Payable to investment adviser	769,686
Payable upon return of securities loaned	17,102,584
Redemptions payable	5,854,173
Unrealized depreciation on forward foreign currency contracts	151,135
Total Liabilities	90,276,362
NET ASSETS	$1,603,106,418
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$16,854,345
Paid-in capital in excess of par	1,097,146,559
Undistributed/accumulated earnings	489,105,514
NET ASSETS	$1,603,106,418
NET ASSETS BY CLASS
Investor Class	$205,490,587
Institutional Class	$1,215,807,504
Investor II Class	$181,808,327
CAPITAL STOCK:
Authorized
Investor Class	30,000,000
Institutional Class	500,000,000
Investor II Class	55,000,000
Issued and Outstanding
Investor Class	7,887,424
Institutional Class	145,649,962
Investor II Class	15,006,059
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$26.05
Institutional Class	$8.35
Investor II Class	$12.12
(a) Cost of investments	$1,155,158,051
(b) Cost of repurchase agreements	$11,160,584
(c) Cost of cash denominated in foreign currencies	$1,181,864
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West Large Cap Value Fund
INVESTMENT INCOME:
Interest	$55,691
Income from securities lending	66,120
Dividends	15,811,274
Foreign withholding tax	(300,947)
Total Income	15,632,138
EXPENSES:
Management fees	4,068,410
Shareholder services fees – Investor Class	164,696
Shareholder services fees – Investor II Class	294,206
Audit and tax fees	19,156
Custodian fees	22,761
Director's fees	7,105
Legal fees	8,012
Pricing fees	459
Registration fees	34,574
Shareholder report fees	8,709
Transfer agent fees	6,513
Other fees	2,927
Total Expenses	4,637,528
Less amount reimbursed by investment adviser - Investor II Class	126,265
Less amount waived by investment adviser	38,956
Net Expenses	4,472,307
NET INVESTMENT INCOME	11,159,831
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	72,087,724
Net realized loss on forward foreign currency contracts	(485,677)
Net Realized Gain	71,602,047
Net change in unrealized appreciation on investments and foreign currency translations	142,849,058
Net change in unrealized appreciation on forward foreign currency contracts	1,173,173
Net Change in Unrealized Appreciation	144,022,231
Net Realized and Unrealized Gain	215,624,278
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$226,784,109
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Large Cap Value Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$11,159,831	$25,563,391
Net realized gain	71,602,047	56,003,352
Net change in unrealized appreciation (depreciation)	144,022,231	(7,271,809)
Net Increase in Net Assets Resulting from Operations	226,784,109	74,294,934
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(290,562)	(741,360)
Institutional Class	(9,588,886)	(76,456,976)
Investor II Class	(742,382)	(7,022,057)
From Net Investment Income and Net Realized Gains	(10,621,830)	(84,220,393)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	162,969,963	9,750,084
Institutional Class	137,286,430	183,175,579
Investor II Class	22,285,854	37,307,628
Shares issued in reinvestment of distributions
Investor Class	290,562	741,360
Institutional Class	9,588,886	76,456,976
Investor II Class	742,382	7,022,057
Shares redeemed
Investor Class	(11,908,314)	(14,169,954)
Institutional Class	(170,567,142)	(306,036,392)
Investor II Class	(22,294,918)	(54,938,648)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	128,393,703	(60,691,310)
Total Increase (Decrease) in Net Assets	344,555,982	(70,616,769)
NET ASSETS:
Beginning of Period	1,258,550,436	1,329,167,205
End of Period	$1,603,106,418	$1,258,550,436
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,369,061	562,503
Institutional Class	16,741,871	31,545,560
Investor II Class	1,915,498	4,145,117
Shares issued in reinvestment of distributions
Investor Class	11,271	34,987
Institutional Class	1,160,882	11,282,797
Investor II Class	61,917	717,430
Shares redeemed
Investor Class	(477,258)	(717,065)
Institutional Class	(21,556,128)	(45,224,935)
Investor II Class	(1,964,656)	(5,912,127)
Net Increase (Decrease)	2,262,458	(3,565,733)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2021(Unaudited)	$22.06	0.17	3.86	4.03	(0.04)	—	(0.04)	$26.05	18.27% (d)
12/31/2020	$21.65	0.36	0.42	0.78	(0.01)	(0.36)	(0.37)	$22.06	3.71%
12/31/2019	$17.97	0.44	4.27	4.71	(0.18)	(0.85)	(1.03)	$21.65	26.53%
12/31/2018	$21.13	0.44	(2.43)	(1.99)	(0.06)	(1.11)	(1.17)	$17.97	(9.52%)
12/31/2017	$19.16	0.40	2.69	3.09	(0.18)	(0.94)	(1.12)	$21.13	16.22%
12/31/2016	$16.80	0.37	2.76	3.13	(0.12)	(0.65)	(0.77)	$19.16	18.75%
Institutional Class
6/30/2021(Unaudited)	$ 7.10	0.07	1.25	1.32	(0.07)	—	(0.07)	$ 8.35	18.60% (d)
12/31/2020	$ 7.36	0.14	0.12	0.26	(0.16)	(0.36)	(0.52)	$ 7.10	4.05%
12/31/2019	$ 6.77	0.19	1.57	1.76	(0.32)	(0.85)	(1.17)	$ 7.36	26.92%
12/31/2018	$ 8.93	0.22	(1.01)	(0.79)	(0.26)	(1.11)	(1.37)	$ 6.77	(9.15%)
12/31/2017	$ 8.80	0.22	1.21	1.43	(0.36)	(0.94)	(1.30)	$ 8.93	16.56%
12/31/2016	$ 8.20	0.21	1.33	1.54	(0.29)	(0.65)	(0.94)	$ 8.80	19.16%
Investor II Class
6/30/2021(Unaudited)	$10.28	0.08	1.81	1.89	(0.05)	—	(0.05)	$12.12	18.39% (d)
12/31/2020	$10.38	0.19	0.18	0.37	(0.11)	(0.36)	(0.47)	$10.28	3.89%
12/31/2019 (e)	$10.00	0.05	0.63	0.68	(0.06)	(0.24)	(0.30)	$10.38	6.85% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2021(Unaudited)	$ 205,491	1.00% (g)	0.96% (g)	1.33% (g)	17% (d)
12/31/2020	$ 43,774	1.05%	0.96%	1.87%	33%
12/31/2019	$ 45,553	0.87%	0.83%	2.19%	28%
12/31/2018	$ 206,479	0.85%	0.82%	2.09%	22%
12/31/2017	$ 277,957	0.85%	0.83%	1.97%	25%
12/31/2016	$ 292,467	0.85%	0.84%	2.12%	26%
Institutional Class
06/30/2021(Unaudited)	$1,215,808	0.61% (g)	0.61% (g)	1.68% (g)	17% (d)
12/31/2020	$1,060,676	0.62%	0.61%	2.22%	33%
12/31/2019	$1,117,066	0.52%	0.51%	2.50%	28%
12/31/2018	$ 502,097	0.48%	0.47%	2.46%	22%
12/31/2017	$ 605,736	0.49%	0.47%	2.34%	25%
12/31/2016	$ 529,402	0.49%	0.49%	2.48%	26%
Investor II Class
06/30/2021(Unaudited)	$ 181,808	0.98% (g)	0.81% (g)	1.47% (g)	17% (d)
12/31/2020	$ 154,100	0.99%	0.81%	2.02%	33%
12/31/2019 (e)	$ 166,549	1.04% (g)	0.84% (g)	2.37% (g)	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Investor II Class inception date was October 25, 2019.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Large Cap Value Fund (the Fund) are included herein.
The investment objective of the Fund is to seek capital growth and current income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Investor II Class and Institutional Class. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 30, 2021

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,471,775,954	$ 57,552,441	$ —	$ 1,529,328,395
Convertible Preferred Stock	2,803,763	21,308,965	—	24,112,728
Preferred Stock	—	8,667,016	—	8,667,016
Warrants	—	29,247	—	29,247
Government Money Market Mutual Funds	5,942,000	—	—	5,942,000
Short Term Investments	—	11,160,584	—	11,160,584
Total investments, at fair value:	1,480,521,717	98,718,253	0	1,579,239,970
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,099,611	—	1,099,611
Total Assets	$ 1,480,521,717	$ 99,817,864	$ 0	$ 1,580,339,581
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(151,135)	—	(151,135)
Total Liabilities	$ 0	$ (151,135)	$ 0	$ (151,135)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Semi-Annual Report - June 30, 2021

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$1,177,064,234
Gross unrealized appreciation on investments	433,421,465
Gross unrealized depreciation on investments	(30,297,253)
Net unrealized appreciation on investments	$403,124,212
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 30, 2021

The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $43,222,731 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2021 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$1,099,611	Unrealized depreciation on forward foreign currency contracts	$(151,135)
The effect of derivative investments for the period ended June 30, 2021 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(485,677)	Net change in unrealized appreciation on forward foreign currency contracts	$1,173,173

Semi-Annual Report - June 30, 2021

3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2021.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$1,099,611	$(95,478)	$—	$—	$1,004,133
Derivative Liabilities (forward contracts)	$ (151,135)	$ 95,478	$—	$—	$ (55,657)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.61% of the Fund’s average daily net assets up to $1 billion dollars, 0.56% of the Fund's average daily net assets over $1 billion dollars and 0.51% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.61% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser contractually agreed to permanently reimburse expenses and/or pay the Fund if expenses of the Investor II Class exceed 0.81% of the Class's average daily net assets ("Expense Cap"). Under the terms of the expense limitation agreement, the Expense Cap survives the termination of the expense limitation agreement. It may be terminated only upon termination of the Fund’s advisory agreement with GWCM or by the Board of Great-West Funds. The amount reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$160,300	$138,816	$128,432	$38,956	$0
The Adviser and Great-West Funds entered into as sub-advisory agreement with Putnam Investment Management, LLC (Putnam), an affiliate of the Adviser and GWL&A, and T. Rowe Price Associates, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating Putnam, which receives monthly compensation for its services at the annual rate of and 0.40% of the average daily net asset value on the first $100 million of assets, 0.35% on the next $150 million of assets, and 0.25% on all assets over $250 million on the portion of the Fund Putnam manages.

Semi-Annual Report - June 30, 2021

Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Investor II Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $330,591,132 and $232,539,843, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $16,625,403 and received collateral as reported on the Statement of Assets and Liabilities of $17,102,584 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds.The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  LEGAL PROCEEDINGS
The Fund is a named defendant in a lawsuit assigned to a litigation trustee, which seeks to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout (LBO) of Tribune, including those made in connection with a 2007 tender offer in which the Fund participated. The claims against the Fund were dismissed by the district court and are now pending at the Second Circuit Court of Appeals. The Fund was named, also, as a defendant or included in a class of defendants in parallel litigation, which was dismissed by the district court. The dismissal was affirmed by the Second Circuit Court of Appeals and the Supreme Court denied certiorari.

Semi-Annual Report - June 30, 2021

Management cannot predict the outcome of the trustee action. The trustee action alleges no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have an adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $14,059,000.
9.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Large Cap Value Fund, a series of the Company (the “Fund” and together with the Company’s other series, the “Great-West Funds”); (ii) the investment sub-advisory agreement (the “Putnam Sub-Advisory Agreement”) by and among the Company, GWCM and Putnam Investment Management, LLC (“Putnam”), with respect to the Fund; and (iii) the investment sub-advisory agreement (the “T. Rowe Price Sub-Advisory Agreement”) by and among the Company, GWCM and T. Rowe Price Associates, Inc. (“T. Rowe Price” and together with Putnam, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Putnam

Sub-Advisory Agreement and the T. Rowe Price Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”) (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). Putnam is an affiliate of GWCM and GWL&A.)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of Putnam and T. Rowe Price. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend sub-advisory agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. GWCM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each of the Agreements was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The

Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration was also given to the fact that the Board meets with representatives of each Sub-Adviser every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020, for the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2020. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
In its assessment of the Fund’s performance information, the Board considered that effective October 25, 2019, the Great-West T. Rowe Price Equity Income Fund merged into the Fund and, in this connection, the Fund added T. Rowe Price as a Sub-Adviser alongside Putnam. Thus, the Board noted that the Fund’s performance information for the periods prior to October 25, 2019 are not necessarily indicative of the performance of the Fund as it is currently managed.
Taking the foregoing into account, the Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2020, were in the third, third, second and fourth quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding its performance universe median for the one- and five-year periods ended December 31, 2020. With respect to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three- and five-year periods ended December 31, 2020, were in the second, third and second quintiles, respectively, of its performance universe, exceeding its performance universe median for the one- and five-year periods ended December 31, 2020. The Board also observed that the Fund’s annualized returns exceeded its benchmark index for each period reviewed with the exception of the three- and ten-year periods ended December 31, 2020 for the Investor Class.

In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. Also taken into account by the Board were GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.
The Board determined that it was satisfied with the oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and Putnam from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers. In evaluating the management fees and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was lower than the median management fee of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio was in the third quintile of its peer group as to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and in the first quintile of its peer group with respect to the Institutional Class, which, in each case, was lower than the peer group median expense ratio.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information from T. Rowe Price regarding its standard fee schedule for actively managed non-investment company separate accounts using an investment strategy similar to the Fund, as well as the fees charged by the Sub-Adviser to its retail mutual fund and other sub-advised mutual funds it manages in the same investment style as the Fund. For Putnam, the Board received information regarding its standard institutional fee schedule for the large cap value strategy and the fee charged by the Sub-Adviser to GWCM for another series of the Company managed with a U.S. equity strategy. The Board reviewed the foregoing and each Sub-Adviser’s explanation for any differences in fee schedules and noted that the fees charged by each Sub-Adviser for these other accounts and products appeared to be competitive to the fees charged to GWCM for the Fund.

The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and Putnam. The Board reviewed the financial statements from GWCM and each Sub-Adviser and profitability information from GWCM and Putnam.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by Putnam, the Board noted that Putnam’s profitability was based on the aggregate profitability for providing sub-advisory services to two funds of the Company, including the Fund. With respect to T. Rowe Price, the Board considered its representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with T. Rowe Price is arm’s length, such information regarding T. Rowe Price was not relevant to its consideration of the continuation of the T. Rowe Price Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and Putnam were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board also noted that GWCM and T. Rowe Price have implemented a relationship pricing discount based on the combined assets of the Fund and another series of the Company sub-advised by T. Rowe Price (together, the “T. Rowe Price Sub-Advised Funds”), which reduces the sub-advisory fees at specified combined asset levels as the assets of the T. Rowe Price Sub-Advised Funds increase. In addition, the Board reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that although such percentage was above the median of the Fund’s Lipper investment classification for the Institutional Class, it was below the median for the Investor Class. As the Board considered the foregoing, including that the breakpoints in the sub-advisory fee schedules take effect at lower assets levels than for the management fee, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement. The Board also recalled its observation that the Contractual Management Fee for each class of the Fund was lower than the median contractual management fee of its peer group.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that each Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted Putnam’s statement that the Fund’s performance record forms part of the overall performance record of the Sub-Adviser and, as a result, prospective advisory clients may consider Fund performance records in selecting Putnam to manage a portion of their assets, a benefit that the Sub-Adviser believes does not result in a material economic value.
The Board also considered where services were provided to the Fund by affiliates of GWCM and Putnam, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021